Balance Sheet Components - Schedule of Intangible Assets and Goodwill (Detail) - Planet Labs Inc [Member] - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 31, 2021	Jan. 31, 2021	Jan. 31, 2020	Mar. 11, 2019	Jan. 31, 2019
Schedule Of Intangible Assets And Goodwill [Line Items]
Gross Carrying Amount	$ 27,088	$ 26,535	$ 25,801
Accumulated Amortization	(22,339)	(21,005)	(18,506)
Foreign Currency Translation	83	143	205
Net Carrying Amount	4,832	5,673	7,500
Goodwill, Gross	86,587	86,587	86,587
Goodwill, Foreign Currency Translation Gain (Loss)	1,806	1,806	1,806
Goodwill	88,393	88,393	88,393	$ 13,296	$ 75,097
Developed Technology Rights [Member]
Schedule Of Intangible Assets And Goodwill [Line Items]
Gross Carrying Amount	8,070	8,070	8,070
Accumulated Amortization	(7,311)	(6,869)	(6,283)
Foreign Currency Translation	(9)	(9)	(9)
Net Carrying Amount	750	1,192	1,778
Film Libraries [Member]
Schedule Of Intangible Assets And Goodwill [Line Items]
Gross Carrying Amount	11,983	11,430	10,756
Accumulated Amortization	(10,449)	(10,203)	(9,400)
Foreign Currency Translation	44	104	167
Net Carrying Amount	1,578	1,331	1,523
Customer Relationships [Member]
Schedule Of Intangible Assets And Goodwill [Line Items]
Gross Carrying Amount	3,280	3,280	3,280
Accumulated Amortization	(2,017)	(1,615)	(1,003)
Foreign Currency Translation	9	9	8
Net Carrying Amount	1,272	1,674	2,285
Trademarks and Trade Names [Member]
Schedule Of Intangible Assets And Goodwill [Line Items]
Gross Carrying Amount	3,755	3,755	3,695
Accumulated Amortization	(2,562)	(2,318)	(1,820)
Foreign Currency Translation	39	39	39
Net Carrying Amount	$ 1,232	$ 1,476	$ 1,914